Average Annual Total Returns - T. Rowe Price Large Cap Value Portfolio	Apr. 30, 2021
Russell 1000 Value Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	2.80%
5 Years	9.73%
10 Years	10.50%
Since Inception
Class A
Average Annual Return:
1 Year	3.15%
5 Years	10.17%
10 Years	10.52%
Since Inception
Class B
Average Annual Return:
1 Year	2.87%
5 Years	9.90%
10 Years	10.25%
Since Inception
Class E
Average Annual Return:
1 Year	3.00%
5 Years	10.01%
10 Years
Since Inception	8.33%
Inception Date	Apr. 23, 2014